Segment information - Segment equity and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Current financial liabilities related to Mobile Financial Services activities	€ 3,128	€ 4,279	€ 4,835
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities	27	101	90
Current financial liabilities related to Mobile Financial Services activities	€ 3,128	€ 4,280	€ 4,835